Vessels in Operation - Vessels Acquisitions (Table) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements		$ 14,218	$ 55,376		$ 4,462
GSL Tripoli [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,470,000
Year Built		2009
Property, Plant and Equipment, Additions		$ 37,000
Delivery Date		September 1, 2021
GSL Tinos [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,470,000
Year Built		2010
Property, Plant and Equipment, Additions		$ 37,500
Delivery Date		September 9, 2021
GSL Syros [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,470,000
Year Built		2010
Property, Plant and Equipment, Additions		$ 37,500
Delivery Date		September 13, 2021
GSL Kithira [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,470,000
Year Built		2009
Property, Plant and Equipment, Additions		$ 36,000
Delivery Date		October 13, 2021
GSL Susan [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		4,363,000
Year Built		2008
Property, Plant and Equipment, Additions		$ 20,740
Delivery Date		July 29, 2021
GSL Rossi [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		3,421,000
Year Built		2012
Property, Plant and Equipment, Additions		$ 21,580
Delivery Date		July 29, 2021
GSL Alice [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		3,421,000
Year Built		2014
Property, Plant and Equipment, Additions		$ 23,150
Delivery Date		July 29, 2021
GSL Melina [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		3,404,000
Year Built		2013
Property, Plant and Equipment, Additions		$ 23,990
Delivery Date		July 29, 2021
GSL Eleftheria [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		3,404,000
Year Built		2013
Property, Plant and Equipment, Additions		$ 26,870
Delivery Date		July 29, 2021
GSL Mercer [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,824,000
Year Built		2007
Property, Plant and Equipment, Additions		$ 20,750
Delivery Date		July 29, 2021
GSL Lalo [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,824,000
Year Built		2006
Property, Plant and Equipment, Additions		$ 13,320
Delivery Date		July 29, 2021
Matson Molokai [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,824,000
Year Built		2007
Property, Plant and Equipment, Additions		$ 16,430
Delivery Date		July 15, 2021
GSL Elizabeth [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,741,000
Year Built		2006
Property, Plant and Equipment, Additions		$ 13,910
Delivery Date		July 28, 2021
tbr GSL Chloe [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,546,000
Year Built		2012
Property, Plant and Equipment, Additions		$ 22,320
Delivery Date		July 29, 2021
GSL Maren [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,546,000
Year Built		2014
Property, Plant and Equipment, Additions		$ 23,270
Delivery Date		July 29, 2021
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		1,118,000
Year Built		2008
Property, Plant and Equipment, Additions		$ 7,560
Delivery Date		July 29, 2021
GSL MYNY [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		6,008,000
Year Built		2000
Property, Plant and Equipment, Additions		$ 17,600
Delivery Date		July 28, 2021
GSL Melita [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		6,008,000
Year Built		2001
Property, Plant and Equipment, Additions		$ 15,500
Delivery Date		May 25, 2021
GSL Violetta
Property, Plant and Equipment [Line Items]
Capacity in TEUs	[1]	6,008,000
Year Built	[1]	2000
Property, Plant and Equipment, Additions	[1]	$ 17,300
Delivery Date	[1]	April 28, 2021
GSL Maria [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	[1]	6,008,000
Year Built	[1]	2001
Property, Plant and Equipment, Additions	[1]	$ 16,600
Delivery Date	[1]	April 28, 2021
GSL Arcadia [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		6,008,000
Year Built		2000
Property, Plant and Equipment, Additions		$ 18,000
Delivery Date		April 26, 2021
GSL Dorothea [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,992,000
Year Built		2001
Property, Plant and Equipment, Additions		$ 15,500
Delivery Date		April 26, 2021
GSL Tegea [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,992,000
Year Built		2001
Property, Plant and Equipment, Additions		$ 15,500
Delivery Date		May 17, 2021
Seven Vessels [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs			6,000
Property, Plant and Equipment, Additions			$ 116,000
Delivery Date			Four vessels were delivered in April 2021, two in May 2021 and the seventh vessel in July 2021.
Intangible Liabilities - Charter Agreements				$ 3,051

[1]	The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and amortized over the remaining useful life of the charters. As of December 31, 2022, the intangible liability relating to the Seven Vessels had been fully amortized.